CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	[1]
Non-current assets
Property, plant and equipment	$ 1,426.2	$ 1,322.2
Right of use assets	668.9	699.1
Goodwill	430.7	403.2
Other intangible assets	714.9	674.0
Deferred income tax assets	88.9	73.3
Derivative financial instrument assets	33.6	29.4
Trade and other receivables	142.1	121.0
Non-current assets	3,505.3	3,322.2
Current assets
Inventories	39.0	30.6
Income tax receivable	3.3	2.3
Trade and other receivables	310.5	313.4
Cash and cash equivalents	531.8	578.0
Assets held for sale	99.9
Current assets	984.5	924.3
TOTAL ASSETS	4,489.8	4,246.5
Non-current liabilities
Trade and other payables	110.7	50.6
Borrowings	3,137.2	3,219.2
Lease liabilities	502.3	470.5
Provisions for other liabilities and charges	102.5	83.8
Deferred income tax liabilities	94.3	88.6
Non-current liabilities	3,947.0	3,912.7
Current liabilities
Trade and other payables	349.0	377.1
Provisions for other liabilities and charges	0.2	0.2
Derivative financial instrument liabilities	10.1	10.2
Income tax payable	52.0	49.9
Borrowings	102.4	128.7
Lease liabilities	92.5	82.1
Liabilities held for sale	35.0
Current liabilities	641.2	648.2
Total liabilities	4,588.2	4,560.9
EQUITY
Stated capital	5,419.7	5,403.1
Accumulated losses	(6,875.5)	(6,944.0)
Other reserves	1,185.0	1,067.7
Equity attributable to owners of the Company	(270.8)	(473.2)
Non-controlling interests	172.4	158.8
Total equity	(98.4)	(314.4)	[2]
Total equity and liabilities	$ 4,489.8	$ 4,246.5

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).
[2]	Revised for a correction to Property, plant and equipment (see note 21).